Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related parties with transactions and related party relationships
Name of Related Party	Relationship to the Company
Mr. Hengfang Li	Chief Executive Officer and Chairman of the Board of Directors
Q Green Techcon Private Limited	Owned by the minority shareholder of REIT India
Shexian Ruibo	The Company owns 41.67% ownership interest in Shexian Ruibo
Zhongrong Honghe Eco Construction Materials Co., Ltd	An entity controlled by Ms. Hong Ma
Hunyuan Baiyang Food Co., Ltd.	An entity controlled by Mr. Hengfang Li
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd.	Hainan Yile IoT owns 45% ownership interest in this company
Zhongtou REIT Information Service (Beijing) Co., Ltd	An entity controlled by Mr. Xinyang Li and Ms. Xinran Li, children of Mr. Hengfang Li
Handan Ruisheng Construction Material Technology Co., Ltd.	An entity controlled by Shexian Ruibo

Schedule of due to related parties
	December 31, 2022	December 31, 2021
Mr. Hengfang Li	$208,225	$472,439

Schedule of accounts receivable from related parties
	December 31, 2022	December 31, 2021
Accounts receivable from– related parties
Q Green Techcon Private Limited	$-	$2,981
Hunyuan Baiyang Food Co., Ltd.	37,048	40,088
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd.	46,688	50,520
Total accounts receivable from related party	$83,736	$93,589

Schedule of advance to suppliers, related party
	December 31, 2022	December 31, 2021
Advance to supplier – related party
Shexian Ruibo*	$3,769,138	$3,656,118
Q Green Techcon Private Limited	15,310	174,099
Handan Ruisheng Construction Material Technology Co., Ltd.	2,588	12,403
Total	$3,787,036	$3,842,620

*	The balance represents the Company’s purchase advances for eco-friendly materials and equipment supplied by Shexian Ruibo.

Schedule of accounts payables to related parties
	December 31, 2022	December 31, 2021
Accounts payable – related part
- Zhongtou Ruitu Information Service (Beijing) Co., Ltd	$-	$10,199
Total	$-	$10,199

Schedule of sales to related parties
	For the Years Ended December 31,
	2022	2021	2020
Sales to related parties
Changjiang Zhongrong Hengde Environmental Protection Co., LTD	$215,693	$-	$-
Shexian Ruibo	82,453	61,177	-
Q Green Techcon Private Limited	6,729	220,607	228,814
Total	$304,875	$281,784	$228,814

Schedule of purchases from related parties
	For the years ended December 31,
	2022	2021	2020
Purchase from a relate party
Q Green Techcon Private Limited.	$266,544	$228,838	$1,039,152
Shexian Ruibo	1,141,377	235,946	1,837,841
Total	$1,407,921	$464,784	$2,876,993